Basic and Diluted Net Loss per Share - Additional Information (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share Basic [Line Items]
Weighted average number of shares subject to certain vesting restrictions			15,937,500
Weighted average number of shares subject to contingently issuable shares	5,329,287	3,506,712	1,479,531
Weighted average exercise price of options included in computation of basic eps	¥ 0.0007	¥ 0.0007	¥ 0.0007
American Depositary Shares
Earnings Per Share Basic [Line Items]
Weighted average number of shares subject to contingently issuable shares	21,317,146	14,026,848	5,918,125